Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grant policies and practices
The company currently does not, and during 2024 did not, grant stock options, stock appreciation rights, or similar option-like instruments under either the prior 2015 Stock Incentive Plan or the 2024 Stock Incentive Plan and has no policies or practices to disclose pursuant to Item 402(x) of SEC Regulation S-K. In addition, the company does not schedule equity award grants in anticipation of the release of material, non-public information, nor does the company time the release of material non-public information based on equity grant dates.

Award Timing Method
The company currently does not, and during 2024 did not, grant stock options, stock appreciation rights, or similar option-like instruments under either the prior 2015 Stock Incentive Plan or the 2024 Stock Incentive Plan and has no policies or practices to disclose pursuant to Item 402(x) of SEC Regulation S-K. In addition, the company does not schedule equity award grants in anticipation of the release of material, non-public information, nor does the company time the release of material non-public information based on equity grant dates.